Long-term bank loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term bank loans

9. Long-term bank loans

Long-term bank loans as of December 31, 2011 and 2012 consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Loan from ICBC
Due November 2, 2013 at 6.15% per annum (2011: 6.65%)	7,935,374	7,954,817
Due October 18, 2013 at 6.15% per annum (2011:6.40%)	39,676,872	33,092,037
Due November 1, 2013 at 7.38% per annum (2011:7.98%)	28,567,348	15,591,440
Due November 1, 2013 at 7.68% per annum		7,954,817
Due September 21, 2013 at 7.68% per annum		4,772,890
Due August 21, 2013 at 7.68% per annum		7,954,817
	76,179,594	77,320,818

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR*	-	15,000,000
Due September 10, 2014, at 2.00% plus LIBOR*	-	10,000,000
	-	25,000,000

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR**	-	10,000,000
	-	10,000,000

Loan from Agricultural Bank of China
Due February 10, 2013, at 6.32% per annum ***	34,123,110	-
Due February 10, 2013 at 6.65% per annum***	1,269,660	-
Due April 23, 2013, at 5.84% per annum (2011: 6.32%)	13,331,429	13,364,092
Due May 5, 2013, at 6.15% per annum (2011:6.65%)	12,855,306	12,886,803
Due May 19, 2013, at 5.84% per annum (2011: 6.32%)	12,061,769	12,091,321
	73,640,274	38,342,216

Loan from China Guangfa Bank
Due January 19, 2013, at 5.85% per annum***	12,696,599	-
Due January 24, 2013, at 6.65% per annum***	2,539,320	-
Due June 28, 2013, at 7.32% per annum***	7,935,374	-
Due June 30, 2013, at 7.32% per annum***	2,698,027	-
	25,869,320	-

Loan from Bank of China
Due May 26, 2013, at 7.07% per annum (2011:7.65%)	21,425,511	9,354,864
	21,425,511	9,354,864

Loan from Bank of Communications
Due March 1, 2013, at 6.65% per annum***	5,456,363	-
	5,456,363	-

Total	202,571,062	160,017,898

Less: current portion of long term bank loans	(129,089,496)	(125,017,898)

Total long-term bank loans	73,481,566	35,000,000

*Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,500,597 and US$10,977,647. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012.

**Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,168,562. This deposit is classified as restricted deposit on the consolidated balance sheet as of December 31, 2012.

***These loans were paid in full early during 2012.

As of December 31, 2012, the contractual maturities of all long-term loans are due in 2014. There are no loans with contractual maturities extending past December 31, 2014.

As of December 31, 2012, except when otherwise indicated the Group's long term bank loans are all denominated in RMB and are mainly secured by the Group's real estate property under development with net book value of US$14,955,637 (December 31, 2011: US$225,196,349) and land use right with net book value of US$132,388,217 (December 31, 2011: US$ nil)

The interest rates of these bank loans are adjustable based on the range of 95% to 120% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2012 was 5.79% (December 31, 2011: 6.78%).